Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables.
Trade and other payables

11. Trade and other payables

Trade payables and other payables are all due within one year and include the following:

	2021	2022
	EUR k	EUR k
Trade payables	122,263	68,246
License fees payable	38	—
Miscellaneous liabilities	5,402	5,218
Total	127,703	73,463

Trade Payables decreased by EUR 54,017k and refers to invoices received before fiscal year-end mainly for raw materials. There is no concentration of risk.

Miscellaneous liabilities consist mainly of payroll-related taxes and social security liabilities of EUR 5,027k (2021: EUR 4,802k).